Schedule of Investments(a)
Invesco India ETF (PIN)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.40%(b)
Communication Services-4.09%
Bharti Airtel Ltd.(c)	307,301	$3,013,213
Indus Towers Ltd.	168,558	570,462
Info Edge India Ltd.	10,260	677,602
Sun TV Network Ltd.	13,285	89,171
Tata Communications Ltd.	15,386	263,111
Zee Entertainment Enterprises Ltd., (Acquired 11/29/2019 - 01/04/2022; Cost $445,577)(d)	111,662	434,819
		5,048,378
Consumer Discretionary-7.92%
Bajaj Auto Ltd.	9,350	447,349
Balkrishna Industries Ltd.	10,875	341,689
Bata India Ltd.	8,146	225,920
Bosch Ltd.	1,170	259,897
Eicher Motors Ltd.	18,058	642,308
Exide Industries Ltd.	61,959	144,529
Hero MotoCorp Ltd.	17,584	644,054
Jubilant Foodworks Ltd.	9,748	444,330
Mahindra & Mahindra Ltd.	123,623	1,470,293
Maruti Suzuki India Ltd.	17,811	2,056,207
MRF Ltd.	364	352,781
Page Industries Ltd.	772	438,915
Rajesh Exports Ltd.	18,318	208,677
Titan Co. Ltd.	56,028	1,784,069
TVS Motor Co. Ltd.	26,936	218,852
Whirlpool of India Ltd.	4,120	102,190
		9,782,060
Consumer Staples-7.75%
Britannia Industries Ltd.	16,011	759,631
Colgate-Palmolive (India) Ltd.	17,910	342,488
Dabur India Ltd.	71,388	514,128
Emami Ltd.	28,342	189,257
Gillette India Ltd.	1,046	74,019
Hindustan Unilever Ltd.	119,351	3,642,898
ITC Ltd.	397,733	1,180,173
Marico Ltd.	69,693	450,673
Nestle India Ltd.	4,834	1,201,313
Tata Consumer Products Ltd.	81,330	794,380
United Breweries Ltd.	9,301	202,482
Varun Beverages Ltd.	18,229	221,726
		9,573,168
Energy-12.80%
Bharat Petroleum Corp. Ltd.	134,401	716,321
Coal India Ltd.	254,484	547,388
Hindustan Petroleum Corp. Ltd.	93,522	394,742
Indian Oil Corp. Ltd.	367,884	618,715
Oil & Natural Gas Corp. Ltd.	406,504	947,416
Oil India Ltd.	44,724	143,631
Petronet LNG Ltd.	101,209	290,795
Reliance Industries Ltd.	380,162	12,158,459
		15,817,467
Financials-17.16%
Bajaj Finance Ltd.	31,557	2,966,666
Bajaj Finserv Ltd.	5,133	1,087,581
Bajaj Holdings & Investment Ltd.	3,596	251,365
Bandhan Bank Ltd.(e)	106,528	451,858
Cholamandalam Investment and Finance Co. Ltd.	54,117	455,459
Federal Bank Ltd.	209,889	285,316
	Shares	Value
Financials-(continued)
HDFC Asset Management Co. Ltd.(e)	7,397	$219,050
HDFC Life Insurance Co. Ltd.(e)	124,805	1,043,141
Housing Development Finance Corp. Ltd.	234,810	7,997,104
ICICI Bank Ltd.	209,591	2,220,293
ICICI Lombard General Insurance Co. Ltd.(e)	32,366	598,010
Indiabulls Housing Finance Ltd.	45,995	131,141
LIC Housing Finance Ltd.	44,190	228,197
Mahindra & Mahindra Financial Services Ltd.	79,818	173,784
Muthoot Finance Ltd.	13,009	255,182
Nippon Life India Asset Management Ltd.(e)	19,951	92,220
Piramal Enterprises Ltd.	16,978	547,205
Power Finance Corp. Ltd.	156,815	256,699
REC Ltd.	126,263	235,506
SBI Life Insurance Co. Ltd.(e)	56,523	937,376
Shriram Transport Finance Co. Ltd.	26,676	439,128
Sundaram Finance Ltd.	9,121	276,955
Yes Bank Ltd.(c)	316,551	56,656
		21,205,892
Health Care-5.90%
Alkem Laboratories Ltd.	3,316	157,269
Apollo Hospitals Enterprise Ltd.	13,365	800,414
Aurobindo Pharma Ltd.	35,771	304,591
Cadila Healthcare Ltd.	33,178	179,906
Cipla Ltd.	68,785	871,075
Divi’s Laboratories Ltd.	17,157	929,055
Dr. Reddy’s Laboratories Ltd.	16,238	936,298
GlaxoSmithKline Pharmaceuticals Ltd.	5,710	120,133
Glenmark Pharmaceuticals Ltd.	20,330	133,055
Ipca Laboratories Ltd.	18,384	256,425
Laurus Labs Ltd.(e)	48,829	329,672
Lupin Ltd.	32,246	393,276
Sun Pharmaceutical Industries Ltd.	146,371	1,640,910
Torrent Pharmaceuticals Ltd.	6,568	235,131
		7,287,210
Industrials-6.42%
ABB India Ltd.	6,879	212,404
Adani Enterprises Ltd.	35,420	818,813
Adani Ports & Special Economic Zone Ltd.	102,973	992,696
Astral Ltd.	11,972	347,497
Bharat Electronics Ltd.	146,734	413,006
Container Corp. of India Ltd.	37,062	322,340
Cummins India Ltd.	18,239	231,341
Havells India Ltd.	32,338	514,686
Hindustan Aeronautics Ltd.(e)	4,679	90,819
Indian Railway Catering & Tourism Corp. Ltd.	35,113	410,884
L&T Technology Services Ltd.(e)	3,393	215,021
Larsen & Toubro Ltd.	92,661	2,393,797
Polycab India Ltd.	3,397	115,165
Siemens Ltd.	11,507	360,930
Voltas Ltd.	30,869	490,141
		7,929,540
Information Technology-19.71%
HCL Technologies Ltd.	146,090	2,152,318
Honeywell Automation India Ltd.	298	172,327
Infosys Ltd.	477,878	11,175,970
Larsen & Toubro Infotech Ltd.(e)	5,982	504,371
Mindtree Ltd.	5,798	312,808
Oracle Financial Services Software Ltd.	3,073	145,292
Tata Consultancy Services Ltd.	138,892	6,976,260
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Tech Mahindra Ltd.	81,171	$1,614,261
Wipro Ltd.	169,756	1,302,587
		24,356,194
Materials-12.42%
Aarti Industries Ltd.	25,325	336,378
ACC Ltd.	11,476	352,918
Ambuja Cements Ltd.	92,360	453,731
Asian Paints Ltd.	60,716	2,559,686
Bayer CropScience Ltd.	1,729	119,760
Berger Paints India Ltd.	31,464	303,858
Castrol India Ltd.	65,406	109,536
Coromandel International Ltd.	14,679	155,067
Grasim Industries Ltd.	51,593	1,197,493
Hindalco Industries Ltd.	189,891	1,248,221
Hindustan Zinc Ltd.	31,351	132,807
JSW Steel Ltd.	134,547	1,134,019
Kansai Nerolac Paints Ltd.	17,451	133,396
NMDC Ltd.	101,804	190,124
PI Industries Ltd.	9,817	322,566
Pidilite Industries Ltd.	20,463	676,445
Shree Cement Ltd.	1,819	593,427
SRF Ltd.	19,014	615,520
Steel Authority of India Ltd.	133,806	178,511
Tata Steel Ltd.	107,420	1,571,710
UltraTech Cement Ltd.	15,407	1,493,998
UPL Ltd.	72,214	753,395
Vedanta Ltd.	165,317	714,667
		15,347,233
Real Estate-0.63%
DLF Ltd.	79,984	421,381
Embassy Office Parks REIT	71,807	355,696
		777,077
Utilities-4.60%
Adani Total Gas Ltd.	37,314	917,378
	Shares		Value
Utilities-(continued)
GAIL (India) Ltd.		239,581	$465,125
Gujarat Gas Ltd.		27,136	245,305
Indraprastha Gas Ltd.		47,257	248,753
JSW Energy Ltd.		51,610	213,443
NHPC Ltd.		308,043	124,302
NTPC Ltd.		596,577	1,138,530
Power Grid Corp. of India Ltd.		422,966	1,220,904
Tata Power Co. Ltd. (The)		272,500	900,896
Torrent Power Ltd.		29,165	214,240
			5,688,876
Total Common Stocks & Other Equity Interests (Cost $94,833,820)			122,813,095
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(f)
Consumer Staples-0.01%
Britannia Industries Ltd.
8.00%, 08/28/2022	INR	534,750	7,297
Series N3, 5.50%, 06/03/2024	INR	445,614	5,946
			13,243
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,570)			13,243
	Shares
Money Market Funds-2.85%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $3,528,140)		3,528,140	3,528,140
TOTAL INVESTMENTS IN SECURITIES-102.26% (Cost $98,375,530)			126,354,478
OTHER ASSETS LESS LIABILITIES-(2.26)%			(2,794,968)
NET ASSETS-100.00%			$123,559,510

Investment Abbreviations:
REIT-Real Estate Investment Trust
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $4,481,538, which represented 3.63% of the Fund’s Net Assets.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,818,737	$10,261,933	$(10,552,530)	$-	$-	$3,528,140	$252

See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2022
(Unaudited)
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$23,272,137	$99,540,958	$-	$122,813,095
Non-U.S. Dollar Denominated Bonds & Notes	-	13,243	-	13,243
Money Market Funds	3,528,140	-	-	3,528,140
Total Investments	$26,800,277	$99,554,201	$-	$126,354,478